SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit losses
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Balance at beginning of year	$ 4	$ 14	$ 11
Charged to expense or other accounts	23	(5)	4
Write-offs and other adjustments	(4)	(5)	(1)
Balance at end of year	23	4	14
Valuation allowance for deferred tax assets
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Balance at beginning of year	116	119	88
Charged to expense or other accounts	14	(1)	31
Write-offs and other adjustments	(6)	(2)
Balance at end of year	$ 124	$ 116	$ 119